Provisions (Tables)	12 Months Ended
Mar. 31, 2023
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Movements by Class of Provisions
The following table presents movements by class of provisions for the fiscal years ended March 31, 2023 and 2022.

	Provision for interest repayment	Other provisions	Total

	(In millions)
Balance at April 1, 2021	¥141,201	¥83,073	¥224,274
Additional provisions	32,000	20,725	52,725
Amounts used	(37,674)	(10,648)	(48,322)
Unused amounts reversed	—	(655)	(655)
Amortization of discount and effect of change in discount rate	(404)	145	(259)
Others	—	21	21

Balance at March 31, 2022	135,123	92,661	227,784

Additional provisions	29,000	34,141	63,141
Amounts used	(35,707)	(7,794)	(43,501)
Unused amounts reversed	—	(90)	(90)
Amortization of discount and effect of change in discount rate	(182)	141	(41)
Others	—	51	51

Balance at March 31, 2023	¥128,234	¥119,110	¥247,344